Bank acceptance notes payable (Tables)	6 Months Ended
Jun. 30, 2020
Bank acceptance notes payable
Schedule of Bank acceptance notes payable

Bank acceptance notes payable consisted of the following:

		June 30,	December 31,
		2020	2019

Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(a)	$—	$205,520
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(b)	2,830	—
Bank acceptance notes payable issued by SPD Bank Zhang Lishui Branch	(c)	1,415,000	—
Total		$1,417,830	$205,520
(a)

Bank acceptance notes payable of $205,520 (RMB1,431,200) issued by Shanghai Pudong Development Bank Zhang Jiagang Branch with due date on January 12, 2020. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

(b)

Bank acceptance notes payable of $2,830 (RMB20,000) issued by Shanghai Pudong Development Bank Zhang Jiagang Branch with due date on December 10, 2020. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

(c)

Bank acceptance notes payable of $1,415,000 (RMB10,000,000) issued by Shanghai Pudong Development Bank Lishui Branch with due date on April 19, 2021. No restricted cash deposits were required by the bank due to the Company had sufficient bank balance with SPD Bank Lishui Branch.